NET CHANGE IN NON-CASH WORKING CAPITAL	12 Months Ended
Mar. 31, 2023
NET CHANGE IN NON-CASH WORKING CAPITAL
NET CHANGE IN NON-CASH WORKING CAPITAL

19.NET CHANGE IN NON-CASH WORKING CAPITAL

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2023	March 31, 2022
	$	$
Accounts receivable	478,285	(449,420)
Other current assets	1,491,692	(553,104)
Due from associate	47,054	—
Other non-current assets	(14,647)	34,960
Accounts payable and accrued liabilities	1,153,460	342,444
Deferred revenue	140,400	238,569
Net change in non-cash working capital	3,296,244	(386,551)